NET INVESTMENT IN DIRECT FINANCING LEASES (Narrative) (Details)	12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 1,324,248
Debt Instrument, Collateral Amount	$ 3,746,653	¥ 24,799,285
Maximum [Member]
Lessee, Finance Lease, Term of Contract	5 years	5 years
Finance Lease Interest Expense Percentage	13.30%
Minimum [Member]
Lessee, Finance Lease, Term of Contract	1 year	1 year
Finance Lease Interest Expense Percentage	4.30%
Property Lease Guarantee [Member]
Deposits	$ 977,691	¥ 6,471,383	$ 0	$ 0